Average Annual Total Returns{- Fidelity Advisor Freedom® Income Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-16 - Fidelity Advisor Freedom® Income Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0199 Past 1 year	F0199 Past 5 years	F0199 Past 10 years
Total	2.22%	4.66%	3.80%	1.01%	3.42%	2.66%	1.58%	3.23%	2.59%	4.40%	4.90%	3.78%	6.68%	5.13%	3.64%	8.78%	6.19%	4.67%	8.87%		7.87%	[1]	Oct. 02, 2018	7.51%	4.44%	3.84%	8.61%	5.87%	4.67%

[1]	(a)Since inception October 2, 2018.